TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of trade payables and other current liabilities

	06/30/2022	12/31/2021
Trade payables	27,992	19,687
Customer online wallets	6,157	4,900
Other current liabilities	3,543	3,211
Accruals	744	826
Total	38,436	28,624
Of which: with related parties (Note 11)	7,829	3,729

	12/31/2021	12/31/2020
Trade payables	19,687	13,017
Customer online wallets	4,900	4,103
Other current liabilities	3,211	2,014
Accruals	826	97
Total	28,624	19,231
Of which: with related parties (Note 14)	3,729	1,479

Disclosure of other current liabilities

	06/30/2022	12/31/2021
Accrued salaries	261	640
Current tax liabilities	1,723	966
Others	1,559	1,605
Total	3,543	3,211

	12/31/2021	12/31/2020
Accrued salaries	640	232
Current tax liabilities	966	1,510
Others	1,605	272
Total	3,211	2,014